Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of authorized shares

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(13,452,393)	(13,452,393)	(1)
	24,180	1,152,500,104	1,152,524,284

(1)  The number of forfeited shares as of December 31, 2022 were 103,712, which are included in treasury shares.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(9,904,197)	(9,904,197)	(1)
	24,180	1,156,048,300	1,156,072,480

(1)  The number of forfeited shares as of December 31, 2021 were 551,732, which are included in treasury shares.

Schedule of basic and diluted earnings (loss) per share

	As of December 31,
	2022		2021		2020
Net (loss) income for the period	US$	(80,224)	US$	106,453	US$	(191,722)
Weighted average number of shares outstanding (in thousands):
Basic		1,155,030		1,152,256		1,004,965
Diluted		1,165,135		1,165,612		1,021,286
LPS – EPS:
Basic	US$	(0.069)	US$	0.092	US$	(0.191)
Diluted	US$	(0.069)	US$	0.091	US$	(0.188)